Inventories	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2025	2024
Raw material	$96,982	$54,163
Work in process	199,127	230,646
Goods in transit	1,424,186	971,550
Inventories provision	(161,476)	(72,787)
Total inventories	$1,558,819	$1,183,572

The movement of provision for inventory was as follows:

	For the Years Ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$(72,787)	$(18,058)	$(12,359)
Provision during the year	(85,646)	(55,510)	(5,936)
Foreign exchange difference	(3,043)	781	237
Balance at end of the year	$(161,476)	$(72,787)	$(18,058)

The goods in transit to customers are still included in the inventory until the customer inspected and confirmed acceptance. Once obtaining the customer’s acceptance notice, the balance of goods in transit will be recognized in cost of revenues.